SCHEDULE OF OUTSTANDING WARRANTS (Details)		12 Months Ended
		Dec. 31, 2025 $ / shares shares	Dec. 31, 2025 $ / shares shares	Dec. 31, 2025 ₪ / shares shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares
IfrsStatementLineItems [Line Items]
Number of warrants outstanding		1,286,808	1,286,808	1,286,808	4,928,329	4,386,234
Warrants one [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding		88,440	88,440	88,440
Expiry date		Apr. 18, 2026
Exercise price | (per share)		$ 22.75		₪ 72.563
Warrants two [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding		433,825	433,825	433,825
Expiry date		May 28, 2026
Exercise price | (per share)		$ 22.75		₪ 72.563
Warrants three [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	[1]	252,967	252,967	252,967
Expiry date	[1]	Jan. 04, 2026
Exercise price | (per share)	[1]	$ 3.75		₪ 5.13
Warrants four [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding		3,200	3,200	3,200
Expiry date		Oct. 02, 2026
Exercise price | (per share)		$ 1.88		₪ 2.70
Warrants five [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding		183,751	183,751	183,751
Expiry date		Jan. 29, 2030
Exercise price | (per share)		$ 8.00	$ 8.00
Warrants six [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding		324,625	324,625	324,625
Expiry date		Sep. 16, 2030
Exercise price | (per share)		$ 10.00	$ 10.00

[1]	Liability Warrants – see note 16.